SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended
	Aug. 01, 2022 shares	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Aug. 19, 2022 USD ($) Day	Jun. 30, 2022 USD ($) $ / shares	Jan. 19, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.00001	$ 0.0001
Threshold consecutive trading days		5 days
Accounts receivable, net					$ 2,840		$ 1,382
Celsius Mining LLC
Subsequent Event [Line Items]
Accounts receivable, net					$ 900
Subsequent Event | Amended B. Riley Bridge Notes | Bridge Loan
Subsequent Event [Line Items]
Number of debt instruments | Day				2
Interest rate per annum				7.00%
Debt instrument, additional payments required, threshold secured debt face amount				$ 500,000
Bridge loan, additional payments required, percentage of amounts drawn under equity line of credit				25.00%
Subsequent Event | Amended B. Riley Bridge Notes | Bridge Loan | B. Riley Commercial Capital, LLC
Subsequent Event [Line Items]
Note payable face amount				$ 60,000
Subsequent Event | Amended B. Riley Bridge Notes | Bridge Loan | Affiliate Of B. Riley Commercial Capital, LLC
Subsequent Event [Line Items]
Note payable face amount				$ 15,000
Subsequent Event | Forecast | Amended B. Riley Bridge Notes | Bridge Loan
Subsequent Event [Line Items]
Bridge loan, amount due in the first half of 2023			$ 37,500
Subsequent Event | B. Riley | Common Stock Purchase Agreement
Subsequent Event [Line Items]
Sale of stock, authorized amount		$ 100,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Purchase share volume maximum calculation, denominator		0.2
Percent of closing sale price of the common stock		75.00%
Discount rate		3.00%
Stock purchase agreement, authorized number of shares (in shares) | shares		70.3
Percent of common stock outstanding		19.99%
Threshold purchase price (in dollars per share) | $ / shares		$ 1.75
Threshold ownership percentage of outstanding common stock		4.99%
Common stock purchase agreement, threshold automatic termination period		24 months
Common stock purchase agreement, threshold aggregate gross purchase price		$ 100,000
Common stock purchase agreement, threshold trading days		30 days
Common stock purchase agreement, termination terms, prior written notice term		5 days
Reimbursement of legal fees		$ 100
Subsequent Event | B. Riley | Common Stock Purchase Agreement | Common Stock, Commitment Shares
Subsequent Event [Line Items]
Issuances of Series A contingently redeemable convertible preferred stock (in shares) | shares		0.6
Subsequent Event | B. Riley Securities, Inc.
Subsequent Event [Line Items]
Issuance of common stock (in shares) | shares	0.4
Subsequent Event | Celsius Mining LLC
Subsequent Event [Line Items]
Accounts receivable, net		$ 800